Financial Instruments and Concentration of Risks (Details 1) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other payables	$ 703,306	$ 529,823
Shareholder loans	79,910
Advances from related party	49,415
Total	832,361	529,823
Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other payables	703,306	529,823
Shareholder loans	79,910
Advances from related party	49,415
Total	832,361	529,823
Liquidity Risk [Member] | 1-3 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other payables
Shareholder loans
Advances from related party
Total
Liquidity Risk [Member] | 4-5 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other payables
Shareholder loans
Advances from related party
Total
Liquidity Risk [Member] | After 5 Year [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade and other payables
Shareholder loans
Advances from related party
Total